Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Additional information (Details) - Dec. 31, 2018 € in Millions, £ in Millions	GBP (£)	EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share of net assets attributable to owners of parent company		€ 1,041
IFRS Subordinated Debt [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,250	1,397
Investments securities, BT Shares [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investment in shares		€ 659